Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000204585 | Taiwan Semiconductor Manufacturing Co Ltd8651830
Holdings [Line Items]
Percent of Total Investments	8.20%
C000204585 | Alibaba Group Holding Ltd8651727
Holdings [Line Items]
Percent of Total Investments	4.60%
C000204585 | HDFC Bank Ltd8651776
Holdings [Line Items]
Percent of Total Investments	3.40%
C000204585 | Axis Bank Ltd8651774
Holdings [Line Items]
Percent of Total Investments	3.20%
C000204585 | Tencent Holdings Ltd8651759
Holdings [Line Items]
Percent of Total Investments	3.20%
C000204585 | Samsung Electronics Co Ltd8651869
Holdings [Line Items]
Percent of Total Investments	3.00%
C000204585 | Shinhan Financial Group Co Ltd8651794
Holdings [Line Items]
Percent of Total Investments	2.90%
C000204585 | Bank Rakyat Indonesia Persero Tbk PT8651768
Holdings [Line Items]
Percent of Total Investments	2.50%
C000204585 | Indus Towers Ltd8651782
Holdings [Line Items]
Percent of Total Investments	2.30%
C000204585 | Grupo Financiero Banorte SAB de CV Sponsored8651800
Holdings [Line Items]
Percent of Total Investments	2.10%
C000204585 | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000204585 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000204585 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000204585 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000204585 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000204585 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000204585 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000204585 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000204585 | India
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000204585 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000204585 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000204585 | China
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000220240 | British American Tobacco PLC8652079
Holdings [Line Items]
Percent of Total Investments	3.00%
C000220240 | Sony Corp Group8652108
Holdings [Line Items]
Percent of Total Investments	3.00%
C000220240 | Enel SpA8652096
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220240 | Lloyds Banking Group PLC8652081
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220240 | Charles Schwab Corp8652019
Holdings [Line Items]
Percent of Total Investments	2.70%
C000220240 | Vinci SA8652073
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220240 | Wells Fargo & Co8652032
Holdings [Line Items]
Percent of Total Investments	2.60%
C000220240 | L3Harris Technologies Inc8651991
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220240 | Autoliv8651964
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220240 | Sysco8652020
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220240 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000220240 | China
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220240 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220240 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220240 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220240 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000220240 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000220240 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000220240 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000220240 | France
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000220240 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000220240 | United States
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000206727 | Eiffage SA8651920
Holdings [Line Items]
Percent of Total Investments	4.80%
C000206727 | Vinci SA8651926
Holdings [Line Items]
Percent of Total Investments	4.60%
C000206727 | Enel SpA8651943
Holdings [Line Items]
Percent of Total Investments	4.60%
C000206727 | Veolia Environnement SA8651923
Holdings [Line Items]
Percent of Total Investments	4.60%
C000206727 | SSE PLC8651929
Holdings [Line Items]
Percent of Total Investments	4.50%
C000206727 | American Tower REIT8651878
Holdings [Line Items]
Percent of Total Investments	4.30%
C000206727 | Cellnex Telecom8651914
Holdings [Line Items]
Percent of Total Investments	4.30%
C000206727 | Enav SpA8651940
Holdings [Line Items]
Percent of Total Investments	4.30%
C000206727 | South Bow8651905
Holdings [Line Items]
Percent of Total Investments	4.30%
C000206727 | Prologis Inc8651896
Holdings [Line Items]
Percent of Total Investments	4.30%
C000206727 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000206727 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000206727 | China
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000206727 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206727 | Italy
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000206727 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000206727 | France
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000206727 | United States
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000206727 | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000206727 | Portugal
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000206727 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000206727 | Spain
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000162391 | Lloyds Banking Group PLC8651674
Holdings [Line Items]
Percent of Total Investments	3.60%
C000162391 | Allianz SE8651619
Holdings [Line Items]
Percent of Total Investments	3.50%
C000162391 | Sony Corp Group8651591
Holdings [Line Items]
Percent of Total Investments	3.40%
C000162391 | Banco Santander SA8651632
Holdings [Line Items]
Percent of Total Investments	3.40%
C000162391 | Enel SpA8651544
Holdings [Line Items]
Percent of Total Investments	3.30%
C000162391 | Nestle SA8651614
Holdings [Line Items]
Percent of Total Investments	3.20%
C000162391 | SSE PLC8651680
Holdings [Line Items]
Percent of Total Investments	3.20%
C000162391 | Fujitsu Ltd8651555
Holdings [Line Items]
Percent of Total Investments	3.10%
C000162391 | GSK PLC8651665
Holdings [Line Items]
Percent of Total Investments	3.00%
C000162391 | Snam SpA8651550
Holdings [Line Items]
Percent of Total Investments	3.00%
C000162391 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000162391 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000162391 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000162391 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000162391 | Italy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000162391 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000162391 | France
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000162391 | Japan
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000162391 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000162391 | Austria
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000162391 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000162391 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.80%